Intangible Assets, Net	12 Months Ended
Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 7 – INTANGIBLE ASSETS, NET

Intangible assets consisted of the following as of June 30, 2022 and 2021:

	2022	2021
Software	$17,793	$18,485
Senior care service App	44,700	46,439
Less: accumulated amortization	(38,530)	(28,893)
Intangible assets, net	$23,963	$36,031

As of June 30, 2022 and 2021, there were no any pledged intangible assets to secure bank loans. The Company recorded amortization expense of $11,126, $10,888 and $9,523 during the years ended June 30, 2022, 2021 and 2020, respectively. For the years ended June 30, 2022, 2021 and 2020, the Company recorded no impairment losses for intangible assets. For the years ended June 30, 2022, 2021 and 2020, the Company recorded no disposal of intangible assets.

Estimated future amortization expense is as follows as of June 30, 2022:

Years ending June 30,	Amortization expense

2023	$11,126
2024	11,126
2025	1,711
2026	-
2027	-
Thereafter	-
$23,963